As filed with the Securities and Exchange Commission on January 27, 2023

File Nos. 333-183945 and 811-22747

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 110

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 111

ALPS SERIES TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 623-2577

Patrick Rogers, Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on February 24, 2023 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 95 to its Registration Statement until February 24, 2023. Parts A, B and C of Registrant’s Post-Effective Amendment No. 95 under the Securities Act of 1933 and Amendment No. 96 under the Investment Company Act of 1940, filed on December 10, 2021, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 110 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 27th day of January 2023.

ALPS SERIES TRUST

By:	/s/ Lucas Foss
Lucas Foss President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ward D. Armstrong	Trustee and Chairman	January 27, 2023
Ward D. Armstrong*

/s/ J. Wayne Hutchens	Trustee	January 27, 2023
J. Wayne Hutchens *

/s/ Patrick Seese	Trustee	January 27, 2023
Patrick Seese*

/s/ Merrillyn J. Kosier	Trustee	January 27, 2023
Merrillyn J. Kosier*

/s/ Jill McFate	Treasurer, Principal Financial Officer, and Principal Accounting Officer	January 27, 2023
Jill McFate

/s/ Lucas Foss	President, Principal Executive Officer	January 27, 2023
Lucas Foss

*	Signature affixed by Patrick Rogers pursuant to a Power of Attorney dated November 29, 2022.